CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 23, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 181,000		$ 1,328,000
Prepaid expenses and other current assets	145,000		184,000
Assets, Current, Total	326,000		1,512,000
Total assets	172,934,000		174,091,000
Current liabilities:
Accounts payable	296,000		467,000
Accrued expenses and other current liabilities	7,310,000		210,000
Current portion of long-term debt							$ 3,419,000
Total current liabilities	7,706,000		760,000
Derivative liability	25,124,000		21,519,000
Long-term debt, noncurrent			16,432,000
Total liabilities	38,868,000		28,317,000
Commitments and contingencies (Note 15)
Convertible preferred stock; (Series A,A-1, B, and B-1), $0.001 par value; 207,390,039 shares authorized at June 30, 2021 and December 31, 2020; 204,703,793 shares issued and outstanding at June 30, 2021 and December 31, 2020; liquidation preference of $77,100 at June 30, 2021	129,066,000		140,774,000
STOCKHOLDERS? EQUITY
Additional paid-in capital	28,620,000		16,912,000
Accumulated deficit	(23,620,000)		(11,912,000)
Stockholders? deficit	5,000,000	$ 5,000,000	5,000,000	$ 23,000	$ 25,000	$ 0
Total liabilities, convertible preferred stock and stockholders? deficit	172,934,000		174,091,000
Evolv Technologies Holdings, Inc.
Current assets:
Cash and cash equivalents	9,963,000		4,704,000				17,341,000
Accounts receivable, net	2,799,000		1,401,000				984,000
Inventory	3,869,000		2,742,000				1,357,000
Current portion of commission asset	842,000		562,000				100,000
Prepaid expenses and other current assets	8,395,000		900,000				525,000
Assets, Current, Total	26,268,000		10,309,000				20,307,000
Commission asset, noncurrent	2,192,000		1,730,000				407,000
Property and equipment, net	17,552,000		9,316,000				3,686,000
Total assets	46,526,000		21,355,000				24,400,000
Current liabilities:
Accounts payable	9,798,000		4,437,000				2,522,000
Accrued expenses and other current liabilities	5,493,000		3,727,000				1,582,000
Current portion of deferred revenue	3,769,000		3,717,000				1,547,000
Current portion of deferred rent	163,000		11,000				34,000
Current portion of financing obligation			227,000				227,000
Current portion of long-term debt	29,606,000						3,419,000
Total current liabilities	48,829,000		12,119,000				9,331,000
Deferred revenue, noncurrent	681,000		480,000				309,000
Derivative liability	20,206,000		1,000,000
Deferred rent, noncurrent							11,000
Financing obligation, noncurrent			132,000				376,000
Long-term debt, noncurrent	18,548,000		16,432,000
Total liabilities	89,186,000		30,164,000				10,027,000
Commitments and contingencies (Note 15)
Convertible preferred stock; (Series A,A-1, B, and B-1), $0.001 par value; 207,390,039 shares authorized at June 30, 2021 and December 31, 2020; 204,703,793 shares issued and outstanding at June 30, 2021 and December 31, 2020; liquidation preference of $77,100 at June 30, 2021	75,877,000	75,877,000	75,877,000	75,877,000	75,877,000		72,883,000	$ 43,441,000
STOCKHOLDERS? EQUITY
Common stock, $0.001 par value; 305,491,899 and 300,000,000 shares authorized at December 31, 2020 and 2019, respectively; 26,045,532 and 22,809,158 shares issued and outstanding at December 31, 2020 and 2019, respectively	35,000		26,000				23,000
Additional paid-in capital	11,435,000		9,169,000				7,956,000
Accumulated deficit	(130,007,000)		(93,881,000)				(66,489,000)
Stockholders? deficit	(118,537,000)	$ (96,903,000)	(84,686,000)	$ (69,807,000)	$ (64,766,000)		(58,510,000)	$ (38,464,000)
Total liabilities, convertible preferred stock and stockholders? deficit	$ 46,526,000		$ 21,355,000				$ 24,400,000